STOCKHOLDERS' DEFICIT (Options to Purchase Common Stock and Stock Appreciation Rights) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
STOCKHOLDERS' DEFICIT [Abstract]
Share-based compensation expense	$ 1,024,895	$ 1,682,833
Unrecognized compensation expense	$ 239,796